Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Group Liquidity
Cash and cash equivalents	€ 8,220	[1]	€ 9,609	[1]	€ 8,124	€ 9,008
Change in cash and cash equivalents over prior period	(1,390)	[1]	1,485		€ (883)
Current time deposits and debt securities	1,311		1,471
Change in current time deposits and debt securities over prior period	(160)
Group liquidity	9,531		11,080
Change in group liquidity over prior period	(1,550)
Current financial debt	(1,600)		(3,639)
Change in current financial debt over prior period	2,039
Non-current financial debt	(4,550)		(5,746)
Change in non-current financial debt over prior period	1,196
Financial debt	(6,150)		(9,385)
Change in financial debt over prior period	3,235
Net debt	3,381		€ 1,695
Change in net debt over prior period	€ 1,685

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.